Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
February 28, 2026
EGK-NPRT1-0426
1.9909903.102
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	11,007	3,281,381
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (a)	128	224,970
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	18,213	272,831
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	81,454	1,399,380
TOTAL BRAZIL		1,897,181
CANADA - 2.0%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (a)	12,644	1,526,510
Materials - 1.5%
Chemicals - 0.0%
Nutrien Ltd (United States)	730	54,801
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	10,342	2,602,047
Franco-Nevada Corp	8,000	2,235,930
		4,837,977
TOTAL MATERIALS		4,892,778
TOTAL CANADA		6,419,288
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	2,435	140,056
Lundin Mining Corp	11,936	380,293

TOTAL CHILE		520,349
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	2,461	354,655
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (a)	47,600	967,400
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(b)	10,294	0
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	4,352	3,206,400
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,113	242,968
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	2,323	1,781,555
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	713	161,858
TOTAL NETHERLANDS		1,943,413
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	12,550	116,444
TAIWAN - 3.8%
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	8,484	373,268
Semiconductors & Semiconductor Equipment - 3.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	32,117	12,030,386
TOTAL TAIWAN		12,403,654
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	315	171,873
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (a)(b)(c)	200	280,616
UNITED STATES - 89.0%
Communication Services - 12.8%
Entertainment - 1.6%
Live Nation Entertainment Inc (a)	4,410	715,037
Netflix Inc (a)	48,843	4,700,651
		5,415,688
Interactive Media & Services - 11.2%
Alphabet Inc Class A	69,610	21,701,614
Meta Platforms Inc Class A	22,895	14,840,081
		36,541,695
TOTAL COMMUNICATION SERVICES		41,957,383
Consumer Discretionary - 9.9%
Automobiles - 2.3%
Tesla Inc (a)	18,727	7,537,805
Broadline Retail - 4.5%
Amazon.com Inc (a)	70,134	14,728,140
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (a)	1,826	246,710
Hilton Worldwide Holdings Inc	6,461	2,014,411
Viking Holdings Ltd (a)	29,998	2,340,444
		4,601,565
Household Durables - 0.9%
DR Horton Inc	9,907	1,588,984
Lennar Corp Class A	1,248	142,721
SharkNinja Inc (a)	11,260	1,383,516
		3,115,221
Specialty Retail - 0.8%
Lowe's Cos Inc	1,128	298,435
Ross Stores Inc	2,391	491,685
Williams-Sonoma Inc	8,486	1,745,146
		2,535,266
TOTAL CONSUMER DISCRETIONARY		32,517,997
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	2,800	2,830,212
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	11,582	1,267,881
Tobacco - 0.5%
Philip Morris International Inc	8,401	1,569,559
TOTAL CONSUMER STAPLES		5,667,652
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
APA Corp	54,807	1,664,489
Chevron Corp	4,618	862,458
ConocoPhillips	988	112,097
Exxon Mobil Corp	21,101	3,217,903
Ovintiv Inc	2,863	144,839
TOTAL ENERGY		6,001,786
Financials - 6.3%
Banks - 0.8%
Bank of America Corp	44,555	2,220,176
US Bancorp	7,789	425,746
		2,645,922
Capital Markets - 2.1%
Cboe Global Markets Inc	6,255	1,874,749
Charles Schwab Corp/The	17,522	1,668,094
Morgan Stanley	20,263	3,373,992
		6,916,835
Consumer Finance - 0.3%
Capital One Financial Corp	4,305	842,230
Financial Services - 3.1%
Mastercard Inc Class A	20,012	10,350,407
TOTAL FINANCIALS		20,755,394
Health Care - 6.3%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (a)	5,120	1,704,550
Blueprint Medicines Corp rights (a)(b)	936	0
Cogent Biosciences Inc (a)	15,184	589,898
Cytokinetics Inc (a)	7,734	481,209
Gilead Sciences Inc	4,820	717,939
Insmed Inc (a)	12,535	1,871,853
Legend Biotech Corp ADR (a)	13,822	262,618
Moderna Inc (a)	33,279	1,782,756
		7,410,823
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp (a)	24,118	2,085,484
Insulet Corp (a)	5,074	1,251,299
Medline Inc Class A	21,092	1,002,081
		4,338,864
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	1,694	308,324
Pharmaceuticals - 2.6%
Crinetics Pharmaceuticals Inc (a)	5,422	222,844
Eli Lilly & Co	8,015	8,431,700
		8,654,544
TOTAL HEALTH CARE		20,712,555
Industrials - 10.4%
Aerospace & Defense - 1.5%
Anduril Industries Inc Class B (b)(c)	200	12,708
Beta Technologies Inc Class A (a)	1,700	31,960
Boeing Co (a)	12,086	2,749,928
GE Aerospace	3,532	1,208,862
Space Exploration Technologies Corp (a)(b)(c)	1,025	539,755
Space Exploration Technologies Corp Class C (a)(b)(c)	634	333,858
		4,877,071
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	1,321	244,715
Building Products - 0.9%
Trane Technologies PLC	6,654	3,076,277
Construction & Engineering - 0.7%
Dycom Industries Inc (a)	3,304	1,387,746
EMCOR Group Inc	1,100	797,082
		2,184,828
Electrical Equipment - 1.9%
GE Vernova Inc	4,139	3,615,830
Nextpower Inc Class A (a)	24,355	2,559,711
		6,175,541
Ground Transportation - 0.3%
Old Dominion Freight Line Inc	5,611	1,139,314
Machinery - 3.6%
Cummins Inc	4,377	2,555,599
Deere & Co	4,294	2,703,976
Dover Corp	3,534	796,917
Ingersoll Rand Inc	974	91,692
PACCAR Inc	8,360	1,054,112
Parker-Hannifin Corp	1,906	1,923,497
Westinghouse Air Brake Technologies Corp	9,736	2,569,817
		11,695,610
Passenger Airlines - 0.4%
Delta Air Lines Inc	13,545	889,907
Southwest Airlines Co	8,819	434,423
		1,324,330
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc (United Kingdom)	9,548	2,488,548
United Rentals Inc	1,257	1,055,880
		3,544,428
TOTAL INDUSTRIALS		34,262,114
Information Technology - 37.1%
Communications Equipment - 1.0%
Arista Networks Inc (a)	8,995	1,200,832
Lumentum Holdings Inc (a)	2,813	1,971,660
		3,172,492
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	25,699	3,753,597
Coherent Corp (a)	12,208	3,161,017
Corning Inc	12,198	1,834,335
		8,748,949
Semiconductors & Semiconductor Equipment - 19.1%
Advanced Micro Devices Inc (a)	3,386	677,911
Analog Devices Inc	1,682	598,439
Broadcom Inc	35,255	11,265,735
First Solar Inc (a)	1,280	252,415
KLA Corp	941	1,434,602
Lam Research Corp	9,040	2,114,366
MACOM Technology Solutions Holdings Inc (a)	3,263	809,616
Marvell Technology Inc	20,626	1,684,938
Micron Technology Inc	2,062	850,307
NVIDIA Corp	240,178	42,557,140
SiTime Corp (a)	1,683	669,632
		62,915,101
Software - 8.6%
Cadence Design Systems Inc (a)	4,000	1,205,600
Canva Inc Class A (a)(b)(c)	150	202,019
Microsoft Corp	61,236	24,049,827
Oracle Corp	852	123,880
Palantir Technologies Inc Class A (a)	8,578	1,176,816
Synopsys Inc (a)	3,982	1,648,548
		28,406,690
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	68,245	18,028,964
Seagate Technology Holdings PLC	1,832	747,163
		18,776,127
TOTAL INFORMATION TECHNOLOGY		122,019,359
Materials - 1.7%
Chemicals - 0.9%
Corteva Inc	29,569	2,369,068
Sherwin-Williams Co/The	1,837	666,078
		3,035,146
Construction Materials - 0.1%
Vulcan Materials Co	1,381	428,110
Metals & Mining - 0.7%
Alcoa Corp	34,737	2,156,473
TOTAL MATERIALS		5,619,729
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	11,447	986,274
Utilities - 0.7%
Electric Utilities - 0.5%
NRG Energy Inc	8,240	1,474,631
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	4,478	778,679
TOTAL UTILITIES		2,253,310
TOTAL UNITED STATES		292,753,553
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (a)	8,741	261,708
TOTAL COMMON STOCKS (Cost $273,657,563)		324,820,883

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (b)(c)	600	98,590
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(b)(c)	400	4,951
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (a)(b)(c)	1,470	93,404
Anduril Industries Inc Series G (b)(c)	214	13,597
		107,001
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (b)(c)	2,862	161,016
TOTAL INDUSTRIALS		268,017
Information Technology - 0.5%
Software - 0.5%
Anthropic PBC Series F (b)(c)	1,000	259,140
Anthropic PBC Series G (b)(c)	2,200	570,108
Databricks Inc Series K (b)(c)	1,000	179,699
OpenAI Group Pbc Series A-2 (b)(c)	373	258,825
World Labs Technologies Inc Series C (b)(c)	300	94,428
World Labs Technologies Inc Series C PRIME (b)(c)	268	90,646
TOTAL INFORMATION TECHNOLOGY		1,452,846
TOTAL UNITED STATES		1,824,404
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,405,430)		1,824,404

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	1,170,770	1,171,005
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	251,975	252,000
TOTAL MONEY MARKET FUNDS (Cost $1,423,005)			1,423,005

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $276,485,998)	328,068,292
NET OTHER ASSETS (LIABILITIES) - 0.3%	864,877
NET ASSETS - 100.0%	328,933,169

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,193,360 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	5,104

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	31,953

Anduril Industries Inc Series G	4/17/2025	8,749

Anthropic PBC Series F	8/18/2025	140,968

Anthropic PBC Series G	1/27/2026	570,100

Canva Inc Class A	8/19/2025 - 11/12/2025	246,921

Databricks Inc Series K	9/8/2025	150,000

OpenAI Group Pbc Series A-2	9/30/2024	70,199

Revolut Group Holdings Ltd	1/28/2026	282,019

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	253,676

Space Exploration Technologies Corp Class C	12/12/2025	266,914

Waymo LLC Series D-2	2/2/2026	98,590

World Labs Technologies Inc Series C	2/17/2026	78,072

World Labs Technologies Inc Series C PRIME	2/17/2026	90,667

Zipline International Inc Series H	12/3/2025	161,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	279,679	20,368,353	19,476,945	17,006	(82)	-	1,171,005	1,170,770	0.0%
Fidelity Securities Lending Cash Central Fund	206,200	1,759,666	1,713,863	104	(3)	-	252,000	251,975	0.0%
Total	485,879	22,128,019	21,190,808	17,110	(85)	-	1,423,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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